Related-Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2021	Dec. 31, 2015
H I C C H S C L [Member]
Related Party Transaction [Line Items]
Equity method investment ownership (percent)						50.00%
Equity method investment impairment	$ 3.9
Equity method investment impairment, investment component	1.2
Equity method investment impairment, short-term receivable component	$ 2.7
Sharecare Brasil Servicios de Consultoria, Ltda | Sul América
Related Party Transaction [Line Items]
Noncontrolling interest		49.00%
Largest customer and investor in convertible notes
Related Party Transaction [Line Items]
Revenue from related parties		$ 48.0	$ 54.0	$ 56.2
Accounts receivable, related parties		$ 11.5	$ 9.5
Related party investment in convertible notes					$ 20.0
Warrants earned but not issued during period (in shares)		0	6,185	10,544
Reduction to revenue for warrants earned but not issued		$ 0.0	$ 1.1	$ 0.5
Dr. Ornish, MD | Royalty agreement
Related Party Transaction [Line Items]
Royal fee guaranteed amount		$ 1.2
Royal fee guaranteed percentage of revenue		15.00%
Expenses, related party transactions		$ 1.2	1.2	1.2
Sul América
Related Party Transaction [Line Items]
Revenue from related parties		11.6	12.8	18.7
Accounts receivable, related parties		2.0	2.2
Sales and sales support services entity
Related Party Transaction [Line Items]
Revenue from related parties		0.3	3.5	4.1
Accounts receivable, related parties		0.0	0.6
Sales and sales support services entity | Sales and sales support services
Related Party Transaction [Line Items]
Expenses, related party transactions		0.1	0.3	0.4
Board of Directors related customer
Related Party Transaction [Line Items]
Revenue from related parties		17.3	3.9	$ 9.2
Accounts receivable, related parties		5.0
Upfront research and development cost asset		5.5	0.0
Annual commitment through 2025 related to research and development activities		2.5
Convertible debt | Series B, B-3 and B-4, convertible debt
Related Party Transaction [Line Items]
Due to related parties		$ 0.0	$ 75.7